Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6: Property and Equipment

The Company’s property and equipment balances consisted of the following:

	March 31, 2023	December 31, 2022

	(in thousands)
Leasehold improvements	$1,832	$1,810
Furniture and fixtures	1,238	1,262
Computer equipment and software	3,358	3,206
Medical equipment	1,095	1,067
Software (development in process)	3,654	3,460
Vehicles	654	618
Other	365	37
	12,196	11,460
Less: accumulated depreciation	(3,249)	(2,621)
Property and equipment, net	$8,947	$8,839

Total depreciation of property and equipment was $0.6 million for each of the three months ended March 31, 2023 and 2022, respectively.

Note 7: Property and Equipment

The Company’s property and equipment balances consisted of the following:

	December 31,
	2022	2021
Leasehold improvements	$1,810	$1,537
Furniture & fixtures	1,262	1,108
Computer equipment & software	3,206	2,701
Medical equipment	1,067	414
Software (development in process)	3,460	2,433
Vehicles	618	—
Other	37	37
	11,460	8,230
Less: accumulated depreciation	(2,621)	(182)
Property and equipment, net	$8,839	$8,048

Total depreciation of property and equipment recognized on the consolidated statements of operations was $2.4 million, $0.2 million, and $1.5 million for the year ended December 31, 2022, the Successor Period of 2021, and the Predecessor Period of 2021, respectively.